LOANS - Corporate Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans
Loans, net of unearned income	$ 617,617	$ 644,635
Corporate
Loans
Total loans	292,497	279,249
Net unearned income (loss)	(665)	(557)
Loans, net of unearned income	291,832	278,692
Loans sold and/or reclassified to held-for-sale	2,800	4,800
Corporate | Commercial and industrial
Loans
Loans, net of unearned income	119,627	114,353
Corporate | Financial institutions
Loans
Loans, net of unearned income	64,317	67,832
Corporate | Mortgage and real estate
Loans
Loans, net of unearned income	42,471	38,473
Corporate | Lease financing
Loans
Loans, net of unearned income	2,082	2,176
In U.S. offices | Corporate
Loans
Total loans	150,262	134,829
In U.S. offices | Corporate | Commercial and industrial
Loans
Total loans	41,147	35,055
In U.S. offices | Corporate | Financial institutions
Loans
Total loans	36,396	36,272
In U.S. offices | Corporate | Mortgage and real estate
Loans
Total loans	37,565	32,537
In U.S. offices | Corporate | Installment, revolving credit and other
Loans
Total loans	33,374	29,207
In U.S. offices | Corporate | Lease financing
Loans
Total loans	1,780	1,758
In offices outside the U.S. | Corporate
Loans
Total loans	142,235	144,420
In offices outside the U.S. | Corporate | Commercial and industrial
Loans
Total loans	82,358	83,206
In offices outside the U.S. | Corporate | Financial institutions
Loans
Total loans	28,704	33,269
In offices outside the U.S. | Corporate | Mortgage and real estate
Loans
Total loans	5,106	6,031
In offices outside the U.S. | Corporate | Installment, revolving credit and other
Loans
Total loans	20,853	19,259
In offices outside the U.S. | Corporate | Lease financing
Loans
Total loans	303	419
In offices outside the U.S. | Corporate | Government and official institutions
Loans
Total loans	$ 4,911	$ 2,236